Stock Plans, Share-Based Payments and Warrants - Summary of Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares, Outstanding at beginning of year	4,303,638	2,472,234
Shares, Options granted	510,520	2,911,829
Shares, Options forfeited or expired	(221,811)	(1,080,425)
Shares, Outstanding at end of year	4,592,347	4,303,638
Weighted Average Exercise Price, Outstanding at beginning of year	$ 0.65	$ 0.96
Weighted Average Exercise Price, Options granted	0.37	0.56
Weighted Average Exercise Price, Options forfeited or expired	1.04	1.28
Weighted Average Exercise Price, Outstanding at end of year	$ 0.6	$ 0.65